UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2002
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, Ltd.
Address:	126 East 56th Street
		15th Floor
		New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, June 30, 2002

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $254,663

List of Other Included Managers:	None

No.13F File Number		Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Limited                    COM              G0070K103     5207   164763 SH       SOLE                    74580             90183
                                                               314     9935 SH       OTHER                                      9935
Abbott Labs                    COM              002824100     2544    67560 SH       SOLE                    39370             28190
                                                               242     6420 SH       OTHER                                      6420
Aetna Incorporated             COM              00817Y108    10808   225300 SH       SOLE                   102300            123000
                                                               831    17320 SH       OTHER                                     17320
Air Products & Chemicals       COM              009158106     6624   131240 SH       SOLE                    60730             70510
                                                               488     9670 SH       OTHER                                      9670
Bank of America                COM              060505104     5106    72570 SH       SOLE                    33670             38900
                                                               372     5280 SH       OTHER                                      5280
Black & Decker                 COM              091797100     5497   114050 SH       SOLE                    54000             60050
                                                               514    10655 SH       OTHER                                     10655
Burlington Resources           COM              122014103     6009   158130 SH       SOLE                    70030             88100
                                                               410    10795 SH       OTHER                                     10795
Canadian National Railway      COM              136375102     9095   175575 SH       SOLE                    81075             94500
                                                               615    11865 SH       OTHER                                     11865
Caterpillar Inc.               COM              149123101     4696    95940 SH       SOLE                    44530             51410
                                                               344     7025 SH       OTHER                                      7025
Ceridian Corp New Com          COM              156779100     4674   246274 SH       SOLE                   115200            131074
                                                               339    17870 SH       OTHER                                     17870
Chevron Texaco Corp.           COM              166764100     5182    58554 SH       SOLE                    28835             29719
                                                               415     4690 SH       OTHER                                      4690
Citigroup Inc.                 COM              172967101     4823   124470 SH       SOLE                    54850             69620
                                                               348     8985 SH       OTHER                                      8985
Compass Bancshares             COM              20449H109     5237   155860 SH       SOLE                    72500             83360
                                                               380    11300 SH       OTHER                                     11300
Consolidated Edison            COM              209115104     3589    85960 SH       SOLE                    50360             35600
Costco Wholesale Corp.         COM              22160K105     5612   145310 SH       SOLE                    64820             80490
                                                               406    10510 SH       OTHER                                     10510
Dell Corporation               COM              247025109     6491   248310 SH       SOLE                   113710            134600
                                                               626    23935 SH       OTHER                                     23935
Duke Energy                    COM              264399106     4682   150560 SH       SOLE                    68150             82410
                                                               346    11125 SH       OTHER                                     11125
Emerson Electric               COM              291011104     3809    71180 SH       SOLE                    32980             38200
                                                               454     8490 SH       OTHER                                      8490
Exxon Mobil Corp.              COM              30231G102     6140   150050 SH       SOLE                    66680             83370
                                                               598    14615 SH       OTHER                                     14615
Fannie Mae                     COM              313586109     6472    87761 SH       SOLE                    41930             45831
                                                               451     6110 SH       OTHER                                      6110
Federated Investors            COM              314211103     6805   196850 SH       SOLE                    91320            105530
                                                               495    14330 SH       OTHER                                     14330
Freddie Mac                    COM              313400301     6096    99600 SH       SOLE                    46800             52800
                                                               448     7315 SH       OTHER                                      7315
General Motors                 COM              370442105     5609   104930 SH       SOLE                    48030             56900
                                                               398     7455 SH       OTHER                                      7455
Georgia Pacific                COM              373298108     5554   225955 SH       SOLE                   105395            120560
                                                               404    16445 SH       OTHER                                     16445
Greenpoint Financial           COM              395384100     7331   149307 SH       SOLE                    70510             78797
                                                               551    11225 SH       OTHER                                     11225
Guidant Corporation            COM              401698105     3291   108875 SH       SOLE                    49575             59300
                                                               314    10395 SH       OTHER                                     10395
Honeywell Int'l Inc.           COM              438516106     6349   180203 SH       SOLE                    82100             98103
                                                               453    12870 SH       OTHER                                     12870
Kinder Morgan Energy           COM              494550106      274     8710 SH       SOLE                     8710
Kinder Morgan Inc.             COM              49455P101     4465   117440 SH       SOLE                    52120             65320
                                                               364     9565 SH       OTHER                                      9565
Kroger Company                 COM              501044101     4715   236920 SH       SOLE                   109220            127700
                                                               373    18755 SH       OTHER                                     18755
Liberty Media Group            COM              530718105     1193   119300 SH       SOLE                      500            118800
                                                               409    40905 SH       OTHER                                     40905
MBIA                           COM              55262C100     6327   111916 SH       SOLE                    50380             61536
                                                               594    10515 SH       OTHER                                     10515
Marsh & McLennan               COM              571748102     6704    69400 SH       SOLE                    30940             38460
                                                               475     4915 SH       OTHER                                      4915
Northrop Grumman Corp.         COM              666807102     9009    72075 SH       SOLE                    33575             38500
                                                               689     5515 SH       OTHER                                      5515
Novartis AG                    COM              66987V109     3344    76300 SH       SOLE                    46200             30100
                                                               355     8095 SH       OTHER                                      8095
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     6497   134800 SH       SOLE                    63000             71800
                                                               480     9960 SH       OTHER                                      9960
Praxair Inc.                   COM              74005P104     5917   103860 SH       SOLE                    48960             54900
                                                               410     7195 SH       OTHER                                      7195
Prudential                     COM              744320102     7193   215620 SH       SOLE                    93870            121750
                                                               506    15165 SH       OTHER                                     15165
SPX Corp.                      COM              784635104     4689    39905 SH       SOLE                    18470             21435
                                                               335     2855 SH       OTHER                                      2855
Transocean, Inc.               COM              G90078109     4520   145100 SH       SOLE                    67200             77900
                                                               391    12555 SH       OTHER                                     12555
United Technologies            COM              913017109     5948    87604 SH       SOLE                    39130             48474
                                                               428     6300 SH       OTHER                                      6300
Washington Mutual              COM              939322103     6572   177085 SH       SOLE                    82260             94825
                                                               451    12160 SH       OTHER                                     12160
XL Capital Ltd.                COM              G98255105     5937    70100 SH       SOLE                    30700             39400
                                                               212     2505 SH       OTHER                                      2505